Note 10 - Additional Information on Operating Expenses by Nature - Depreciation, Amortization and Impairment Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Depreciation and impairment of property, plant and equipment, cost of sales	R$ 2,681.9	R$ 2,364.7	R$ 2,283.3
Amortization of intangible assets, cost of sales	10.3	6.2	4.3
Depreciation and impairment of property, plant and equipment, distribution expenses	225.2	197.6	200.9
Amortization of intangible assets, distribution expenses
Depreciation and impairment of property, plant and equipment, sales and marketing expenses	581.4	532.2	538.0
Amortization of intangible assets, sales and marketing expenses	117.1	142.3	222.9
Depreciation and impairment of property, plant and equipment, administrative expenses	231.8	231.1	182.5
Amortization of intangible assets, administrative expenses	175.2	142.0	95.8
Depreciation and impairment of property, plant and equipment	3,720.3	3,325.6	3,204.7
Amortization of intangible assets	R$ 302.6	R$ 290.5	R$ 323.0